Business Combinations (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 28, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Realized a gain on disposal (in Dollars)			$ 70,028
Realized a gain on subsidiaries (in Dollars)			$ 14,906	$ 973,854
Equity investment percentage			23.96%	40.75%
Equity interest			30.00%
Issued capital percentage		60.00%
Agreement of acquisition (in Dollars)		$ 1,000,000
Representing shareholdings percentage		60.00%
Received shareholding percentage	50.00%	40.00%
Itana Energy Pty Ltd [Member]
Business Combinations (Details) [Line Items]
Issued capital percentage	100.00%
Agreement of acquisition (in Dollars)	$ 750,000
Representing shareholdings percentage	100.00%